CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY - USD ($)	Series A Convertible Preferred Stock	Series C Convertible Preferred Stock	Series D Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, shares at Sep. 30, 2018	20,000	1,785,715	1,016,004	17,531,502
Beginning balance, amount at Sep. 30, 2018	$ 11	$ 1,790	$ 1,015	$ 17,531	$ 32,163,386	$ (34,791,324)	$ (2,607,590)
Stock compensation expense - employee options					1,141,674		1,141,674
Issuance of common stock for services, shares				245,000
Issuance of common stock for services, amount				$ 245	348,655		348,900
Stock based compensation - warrants					117,458		117,458
Issuance of common stock for warrant exercise, shares				509,656
Issuance of common stock for warrant exercise, amount				$ 510	(510)		0
Conversion of Series A Convertible Preferred Stock, shares	(20,000)			80,000
Conversion of Series A Convertible Preferred Stock, amount	$ (11)			$ 80	(69)		0
Beneficial conversion feature					2,857,960		2,857,960
Issuance of warrant to debt holders					1,384,530		1,384,530
Issuance of warrants for services related to debt offereing					1,072,095		1,072,095
Net loss						(7,612,316)	(7,612,316)
Ending balance, shares at Sep. 30, 2019	0	1,785,715	1,016,004	18,366,178
Ending balance, amount at Sep. 30, 2019	$ 0	$ 1,790	$ 1,015	$ 18,366	39,085,179	(42,403,640)	(3,297,290)
Beneficial conversion feature					330,082		330,082
Issuance of warrant to debt holders					168,270		168,270
Net loss						(3,015,013)	(3,015,013)
Ending balance, amount at Dec. 31, 2019				$ 18,468	40,143,753	(45,418,653)	(5,253,627)
Beginning balance, shares at Sep. 30, 2019	0	1,785,715	1,016,004	18,366,178
Beginning balance, amount at Sep. 30, 2019	$ 0	$ 1,790	$ 1,015	$ 18,366	39,085,179	(42,403,640)	(3,297,290)
Stock based compensation - warrants							0
Issuance of warrant to debt holders							189,484
Issuance of warrants for services related to debt offereing							169,969
Net loss							(6,345,526)
Ending balance, amount at Mar. 31, 2020				$ 23,324	45,581,817	(45,749,166)	(3,141,220)
Beginning balance, shares at Sep. 30, 2019	0	1,785,715	1,016,004	18,366,178
Beginning balance, amount at Sep. 30, 2019	$ 0	$ 1,790	$ 1,015	$ 18,366	39,085,179	(42,403,640)	(3,297,290)
Stock compensation expense - employee options					1,702,085		1,702,085
Issuance of common stock for services, shares				550,000
Issuance of common stock for services, amount				$ 550	1,044,450		1,045,000
Stock based compensation - warrants							0
Issuance of common stock for warrant exercise, shares				733,588
Issuance of common stock for warrant exercise, amount				$ 733	84,267		85,575
Conversion of debt offering and accrued interest, shares				4,581,917
Conversion of debt offering and accrued interest, amount				$ 4,585	4,591,952		4,596,537
Stock option exercise, shares				73,191
Stock option exercise, amount				$ 73	(73)
Beneficial conversion feature					3,766,074		3,766,074
Issuance of warrant to debt holders					1,824,998		1,824,998
Issuance of warrants for services related to debt offereing					975,326		975,326
Issuance of shares related to Settlement and Mutual Release and Subscription Agreements, shares				500,000
Issuance of shares related to Settlement and Mutual Release and Subscription Agreements, amount				$ 500	949,500		950,000
Net loss						(13,562,641)	(13,562,641)
Ending balance, shares at Sep. 30, 2020	0	1,785,715	1,016,004	24,804,874
Ending balance, amount at Sep. 30, 2020	$ 0	$ 1,790	$ 1,015	$ 24,807	54,023,758	(55,966,281)	(1,914,911)
Beginning balance, amount at Dec. 31, 2019				$ 18,468	40,143,753	(45,418,653)	(5,253,627)
Issuance of common stock for services, shares				540,000
Issuance of common stock for services, amount				$ 540	1,025,460		1,026,000
Beneficial conversion feature					105,535		105,535
Issuance of warrant to debt holders					21,214		21,214
Net loss						(3,330,513)	(3,330,513)
Ending balance, amount at Mar. 31, 2020				23,324	45,581,817	(45,749,166)	(3,141,220)
Beginning balance, amount at Sep. 30, 2020	$ 0	$ 1,790	$ 1,015	24,807	54,023,758	(55,966,281)	(1,914,911)
Beneficial conversion feature							0
Issuance of warrant to debt holders							0
Net loss						(5,299,331)	(5,299,331)
Ending balance, amount at Dec. 31, 2020				$ 25,372	56,576,613	(61,265,612)	(4,660,822)
Beginning balance, shares at Sep. 30, 2020	0	1,785,715	1,016,004	24,804,874
Beginning balance, amount at Sep. 30, 2020	$ 0	$ 1,790	$ 1,015	$ 24,807	54,023,758	(55,966,281)	(1,914,911)
Stock based compensation - warrants							2,194,257
Issuance of warrant to debt holders							4,439,317
Issuance of warrants for services related to debt offereing							1,667,281
Net loss							(10,672,949)
Ending balance, amount at Mar. 31, 2021				28,258	74,021,923	(66,639,230)	7,413,756
Beginning balance, amount at Dec. 31, 2020				$ 25,372	56,576,613	(61,265,612)	(4,660,822)
Issuance of common stock for services, shares				97,000
Issuance of common stock for services, amount				$ 97	202,723		202,820
Beneficial conversion feature					9,769,683		9,769,683
Issuance of warrant to debt holders					4,439,317		4,439,317
Issuance of warrants for services related to debt offereing					382,566		382,566
Net loss						(5,373,618)	(5,373,618)
Ending balance, amount at Mar. 31, 2021				$ 28,258	$ 74,021,923	$ (66,639,230)	$ 7,413,756